Expense Example - Class I Shares	Nov. 30, 2025 USD ($)
ACR Opportunity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	765
Expense Example, with Redemption, 10 Years	1,698
ACR Equity International Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	747
Expense Example, with Redemption, 10 Years	$ 1,675